Measurement of financial assets and liabilities - Maturity analysis of derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Maturity analysis of derivatives
Derivative assets	$ 1,855	$ 569	[1]	$ 481
Derivative liabilities	(238)	(1,001)	[1]	$ (262)
Net derivative position	$ 1,617	$ (432)

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published